EMPLOYEES BENEFITS PLANS (Tables)	12 Months Ended
Dec. 31, 2021
Schedule of assets and actuarial liabilities

The assets and actuarial liabilities, as well as the movement of the related rights and obligations are presented below:

	FAF		Plan II
	12.31.21	12.31.20	12.31.21	12.31.20
Composition of actuarial assets and liabilities
Present value of actuarial liabilities	3,340,497	3,377,234	23,981	23,256
Fair value of assets	(3,547,727)	(3,553,215)	(22,298)	(24,170)
(Surplus) Deficit	(207,230)	(175,981)	1,683	(914)
Irrecoverable surplus - (asset ceiling)	207,230	175,981	-	167
Net actuarial (assets) liabilities	-	-	1,683	(747)

Rollforward of irrecoverable surplus
Beginning balance of irrecoverable surplus	175,981	359,672	167	6,777
Interest on irrecoverable surplus	13,181	26,184	12	476
Changes in irrecoverable surplus during the year	18,068	(209,875)	(179)	(7,086)
Ending balance of irrecoverable surplus	207,230	175,981	-	167

Rollforward of present value of actuarial liabilities
Beginning balance of the present value of liabilities	3,377,234	3,412,120	23,256	19,550
Interest on actuarial obligations	246,073	242,746	1,627	1,324
Current service cost	26,741	42,106	-	-
Past service cost - plan changes	-	(4,223)	-	-
Benefit paid	(169,962)	(154,096)	(1,712)	(1,612)
Actuarial losses - experience	325,778	148,984	4,278	5,273
Actuarial losses - hypothesis	(465,367)	(310,403)	(3,468)	(1,279)
Ending balance of actuarial liabilities	3,340,497	3,377,234	23,981	23,256

Rollforward of the fair value of the assets
Beginning balance of the fair value of plan assets	(3,553,215)	(3,771,792)	(24,170)	(29,580)
Interest income on assets plan	(259,254)	(268,930)	(1,694)	(2,028)
Benefit paid	169,962	154,096	1,712	1,612
Return on assets higher (lower) than projection	94,780	333,411	1,854	5,826
Ending Balance of the fair value of the assets	(3,547,727)	(3,553,215)	(22,298)	(24,170)

Rollforward of comprehensive income
Beginning balance	37,883	28,172	(2,734)	1,213
Reversion to accumulated losses	(37,883)	(28,172)	2,734	(1,213)
Actuarial gains (losses)	139,589	161,419	(810)	(3,994)
Return on assets higher (lower) than projection	(94,780)	(333,411)	(1,854)	(5,826)
Changes on irrecoverable surplus	(18,068)	209,875	179	7,086
Ending balance of comprehensive income	26,741	37,883	(2,485)	(2,734)

Costs recognized in statement of income
Current service costs	(26,741)	(42,106)	-	-
Interest on actuarial obligations	(246,073)	(242,746)	(1,627)	(1,324)
Projected return on assets	259,254	268,930	1,694	2,028
Interest on irrecoverable surplus	(13,181)	(26,184)	(12)	(476)
Past service cost - plan changes	-	4,223	-	-
Costs recognized in statement of income	(26,741)	(37,883)	55	228

Estimated costs for the next year
Costs of defined benefit	(23,190)	(26,741)	(146)	54
Estimated costs for the next year	(23,190)	(26,741)	(146)	54

Schedule of actuarial assumptions and demographic data

The main actuarial assumptions and demographic data used in the actuarial calculations are presented below:

	FAF		Plan II
	12.31.21	12.31.20	12.31.21	12.31.20
Actuarial assumptions
Economic hypothesis
Discount rate	8.76%	7.49%	8.68%	7.25%
Inflation rate	3.25%	3.25%	3.25%	3.25%
Wage growth rate	4.34%	3.49%	N/A	N/A
Demographic hypothesis
Mortality schedule	AT-2000 smoothed by 10%	AT-2000 smoothed by 10%	AT-2000 smoothed by 10%	AT-2000 smoothed by 10%
Mortality schedule - Disabled	CSO-58	RRB-1983	CSO-58	RRB-1983
Demographic data
Number of active participants	6,054	6,495	-	-
Number of beneficiary participants assisted	7,565	7,206	52	51

The composition of the investment portfolios is presented below:

The composition of the investment portfolios is presented below:

	FAF				Plan II
	12.31.21		12.31.20		12.31.21		12.31.20
Composition of the fund's portfolio
Fixed income	2,308,861	65.1%	2,330,909	65.6%	19,386	86.9%	22,382	92.6%
Variable income	517,259	14.6%	579,174	16.3%	1,106	5.0%	870	3.6%
Real estate	334,905	9.4%	358,875	10.1%	20	0.1%	-	-
Structured investments	321,779	9.1%	262,938	7.4%	1,527	6.8%	918	3.8%
Foreign	45,411	1.3%	-	-	259	1.2%	-	-
Transactions with participants	19,512	0.5%	21,319	0.6%	-	-	-	-
	3,547,727	100.0%	3,553,215	100.0%	22,298	100.0%	24,170	100.0%
% of nominal return on assets	7.49%		7.49%		7.25%		7.25%

The following amounts represent the expected benefit payments for future periods and the average duration of the plan’s obligations:

The following amounts represent the expected benefit payments for future periods and the average duration of the plan’s obligations:

	FAF	Plan II
2022	214,310	1,937
2023	218,072	1,923
2024	217,778	1,908
2025	217,939	1,889
2026	218,487	1,869
2027 to 2031	1,115,111	8,914
Weighted average duration - in years	11.93	9.69

Schedule of quantitative sensitivity analysis regarding relevant assumptions of defined benefit plan
	Assumptions utilized	Variation of (+1%)		Variation of (-1%)
Relevant assumptions		Average rate	Actuarial liabilities	Average rate	Actuarial liabilities
Benefit plan - FAF
Discount rate	8.76%	9.76%	2,996,161	7.76%	3,759,792
Wage growth rate	4.34%	5.34%	3,409,740	3.34%	3,282,485

Schedule of quantitative sensitivity analysis regarding relevant assumptions of defined benefit plan

	Liabilities
	12.31.21	12.31.20
Medical assistance	195,345	185,802
F.G.T.S. Penalty (1)	53,881	282,229
Award for length of service	98,474	108,908
Other	204,885	199,616
	552,585	776,555

Current	54,354	125,230
Non-current	498,231	651,325
(1)	FGTS – Government Severance Indemnity Fund for Employees

Schedule of liabilities related to other benefits

The rollforward of actuarial liabilities related to other benefits, which was prepared based on actuarial report reviewed by the Management, are as follows:

	Medical plan		F.G.T.S. penalty		Award for length of service		Other (1)
	12.31.21	12.31.20	12.31.21	12.31.20	12.31.21	12.31.20	12.31.21	12.31.20
Composition of actuarial liabilities
Present value of actuarial liabilities	195,345	185,802	53,881	282,229	98,474	108,908	203,202	199,616
Net actuarial liabilities	195,345	185,802	53,881	282,229	98,474	108,908	203,202	199,616

Rollforward of present value of actuarial liabilities
Beginning balance of present value of actuarial liabilities	185,802	187,274	282,229	247,485	108,908	103,284	199,616	151,431
Interest on actuarial liabilities	13,694	13,586	15,711	13,993	6,656	6,275	10,377	8,883
Current service costs	-	-	14,833	12,718	6,319	5,741	23,375	23,174
Past service costs (2)	40,800	-	(135,180)	-	-	-	15,847	-
Benefits paid directly by the Company	(9,008)	(7,122)	(6,173)	(4,225)	(15,163)	(13,887)	(19,739)	(18,902)
Business combination (note 1.2)	2,081	-	-	-	-	-	286	-
Actuarial (gains) losses - experience	(6,892)	1,167	991	14,725	10,853	10,759	9,289	10,548
Actuarial (gains) losses - demographic hypothesis	(6,403)	13,462	(91,531)	10,195	(7,125)	5,717	(13,165)	1,535
Actuarial losses - economic hypothesis	(24,729)	(22,565)	(26,999)	(12,662)	(11,974)	(8,981)	(11,396)	4,778
Actuarial (gains) losses - exchange variation	-	-	-	-	-	-	(11,288)	18,169
Ending balance of liabilities	195,345	185,802	53,881	282,229	98,474	108,908	203,202	199,616

Rollforward of the fair value of the assets
Benefits paid directly by the Company	9,008	7,122	6,173	4,225	15,163	13,887	19,739	18,902
Contributions of the sponsor	(9,008)	(7,122)	(6,173)	(4,225)	(15,163)	(13,887)	(19,739)	(18,902)
Ending Balance of the fair value of the assets	-	-	-	-	-	-	-	-

Rollforward of comprehensive income
Beginning balance	(72,744)	(80,680)	(110,903)	(98,645)	-	-	(102,324)	(87,709)
Actuarial gains (losses)	38,024	7,936	117,539	(12,258)	-	-	15,272	(16,861)
Exchange variation	-	-	-	-	-	-	3,002	2,246
Ending balance of comprehensive income	(34,720)	(72,744)	6,636	(110,903)	-	-	(84,050)	(102,324)

Costs recognized in statement of income
Interest on actuarial liabilities	(13,694)	(13,586)	(15,711)	(13,993)	(6,656)	(6,275)	(10,377)	(8,883)
Current service costs	-	-	(14,833)	(12,718)	(6,319)	(5,741)	(23,375)	(23,174)
Past service costs (2)	(40,800)	-	135,180	-	-	-	(15,847)	-
Immediate recognition of reduction	-	-	-	-	8,246	(7,495)	-	-
Cost recognized in statement of income	(54,494)	(13,586)	104,636	(26,711)	(4,729)	(19,511)	(49,599)	(32,057)

Estimated costs for the next year
Current service costs	(551)	-	(2,480)	(14,833)	(5,221)	(6,319)	(20,720)	(22,021)
Interest on actuarial liabilities	(16,805)	(13,975)	(4,071)	(15,711)	(7,997)	(6,656)	(12,646)	(11,217)
Estimated costs for the next year	(17,356)	(13,975)	(6,551)	(30,544)	(13,218)	(12,975)	(33,366)	(33,238)
(1)	Considers the sum of the retirement compensation, life insurance benefits and compensation for time of service granted in certain subsidiaries of Company.
(2)	Refers to addition of medical plan managed by BRF S.A. and change in the internal policy for FGTS penalty.

The main actuarial assumptions and demographic data used in the actuarial calculations are summarized below:

The main actuarial assumptions and demographic data used in the actuarial calculations are summarized below:

	Medical plan		F.G.T.S. penalty		Other (1)
Actuarial assumptions	12.31.21	12.31.20	12.31.21	12.31.20	12.31.21	12.31.20
Economic hypothesis
Discount rate	8.75%	7.68%	8.62%	6.51%	7.11%	6.02%
Inflation rate	3.25%	3.25%	3.25%	3.25%	9.04%	6.39%
Medical inflation	6.35%	6.35%	N/A	N/A	N/A	N/A
Wage growth rate	N/A	N/A	3.25%	3.25%	9.04%	6.39%
F.G.T.S. balance growth	N/A	N/A	3.70%	3.80%	N/A	N/A
Demographic hypothesis
Mortality schedule	AT-2000 smoothed by 10%	AT-2000 smoothed by 10%	AT-2000 smoothed by 10%	AT-2000 smoothed by 10%
Disability entry schedule	N/A	N/A	RRB-44	RRB-44
Schedule of turnover - BRF's historical	2021	2020	2021	2020
Demoraphic data
Number of active participants	14,584	1,245	96,635	93,245
Number of assisted beneficiary participants	1,686	559	-	-

The following amounts represent the expected benefit payments for future years (10 years), from the obligation of benefits granted and the average duration of the plan obligations:

The following amounts represent the expected benefit payments for future years (10 years), from the obligation of benefits granted and the average duration of the plan obligations:

Payments	Medical plan	F.G.T.S. penalty	Award for length of service	Other	Total

2022	6,792	13,304	11,395	21,316	52,807
2023	7,350	3,783	11,819	15,067	38,019
2024	8,030	4,512	14,239	15,445	42,226
2025	8,735	4,656	12,416	15,688	41,495
2026	9,512	5,559	11,720	16,876	43,667
2027 to 2031	60,942	32,114	53,740	110,413	257,209
Weighted average duration - in years	16.41	6.12	5.59	8.53	8.35

Schedule of sensitivity analysis of post-employment plans

The Company prepared sensitivity analysis regarding the relevant assumptions of the plans as of December 31, 2021, as presented below:

	Assumptions utilized	(+) Variation		(-) Variation
Relevant assumptions		Average (%)	Actuarial liabilities	Average (%)	Actuarial liabilities
Medical plan
Discount rate	8.75%	9.75%	166,929	7.75%	227,381
Medical inflation	6.35%	7.35%	226,983	5.35%	167,828
F.G.T.S. penalty
Discount rate	8.62%	9.62%	57,124	8.62%	51,015
Wage growth rate	3.25%	4.25%	54,466	2.25%	53,345
Turnover	Historical	+3%	44,883	-3%	66,993